UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

       QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-05549
                                                     ---------

                             REYNOLDS FUNDS, INC.
                              ------------------
               (Exact name of registrant as specified in charter)

                            615 East Michigan Street
                           Milwaukee, Wisconsin 53202
                              --------------------
              (Address of principal executive offices) (Zip code)


                              Frederick L. Reynolds
                           Reynolds Capital Management
                             290 South Ulukoa Place
                              Lahaina, Hawaii 96761
                               ------------------
                    (Name and address of agent for service)

                                 1-808-661-1661
                                 --------------

               Registrant's telephone number, including area code

Date of fiscal year end: SEPTEMBER 30
                         ----------------

Date of reporting period: DECEMBER 31, 2006
                          -------------


Item 1. Schedule of Investments.


				Reynolds Blue Chip Growth Fund
				    SCHEDULE OF INVESTMENTS
                                       December 31, 2006
                                          (Unaudited)


SHARES OR PRINCIPAL AMOUNT                                          VALUE
------------------------------------------------------------------------------

COMMON STOCKS-70.4% (A)

        Airlines/Aerospace-3.0%
      5,500    AMR Corp.*                                           $166,265

      4,500    Boeing Co.                                            399,780

      3,000    General Dynamics Corp.                                223,050

      1,000    Rockwell Collins, Inc.                                 63,290

      2,000    United Technologies Corp.                             125,040

      1,000    US Airways Group, Inc.*                                53,850

                                                           -----------------
                                                                   1,031,275

        Apparel-1.1%
        500    Deckers Outdoor Corp.*                                 29,975

      3,500    Polo Ralph Lauren Corp.                               271,810

      1,000    VF Corp.                                               82,080

                                                           -----------------
                                                                     383,865

        Application Software-1.3%
      7,500    Microsoft Corp.                                       223,950

      5,000    Oracle Corp.*                                          85,700

      2,500    SAP PLC - SP-ADR                                      132,750

                                                           -----------------
                                                                     442,400

        Automotive-0.4%
      1,500    CarMax, Inc.*                                          80,445

      1,500    Genuine Parts Co.                                      71,145

                                                           -----------------
                                                                     151,590

        Beverages-0.9%
      3,000    The Coca-Cola Co.                                     144,750

      2,500    PepsiCo, Inc.                                         156,375

                                                           -----------------
                                                                     301,125

        Biotechnology-0.1%
        500    Amgen Inc.*                                            34,155


        Business Software & Services-0.4%
      1,000    Akamai Technologies, Inc.*                             53,120

      1,500    Fiserv, Inc.*                                          78,630

                                                           -----------------
                                                                     131,750

        Cable TV/Broadcasting-1.0%
      3,000    Comcast Corp.*                                        126,990

      2,000    Grupo Televisa S.A. SP-ADR                             54,020

      8,000    News Corp.                                            171,840

                                                           -----------------
                                                                     352,850

        Capital Equipment-0.4%
      2,000    Rockwell Automation Inc.                              122,160


        Chemicals-Specialty-0.8%
      1,000    FMC Corp.                                              76,550

      4,000    International Flavors & Fragrances Inc.               196,640

                                                           -----------------
                                                                     273,190

        Communication Equipment-2.1%
      6,000    The DIRECTV Group, Inc.*                              149,640

      6,500    L.M. Ericsson Telephone Co. SP-ADR                    261,495

      2,500    PACCAR Inc                                            162,250

      3,500    QUALCOMM Inc.                                         132,265

                                                           -----------------
                                                                     705,650

        Computer & Peripherals-4.1%
      9,000    Apple Computer, Inc.*                                 763,560

      2,000    Dell Inc.*                                             50,180

      3,000    Hewlett-Packard Co.                                   123,570

      4,000    International Business Machines Corp.                 388,600

      2,000    Network Appliance, Inc.*                               78,560

                                                           -----------------
                                                                   1,404,470

        Computer Networking-1.1%
     12,000    Cisco Systems Inc.*                                   327,960

      1,000    WebEx Communications, Inc.*                            34,890

                                                           -----------------
                                                                     362,850

        Computer Software & Services-0.3%
      2,500    Adobe Systems Inc.*                                   102,800


        Drugs-0.2%
      2,500    Pfizer Inc.                                            64,750


        Electrical Equipment-0.3%
      2,000    Raytheon Co.                                          105,600


        Electronics-0.3%
     11,500    GigaMedia Ltd.*                                       112,355


        Energy-Services-3.3%
      1,000    Baker Hughes Inc.                                      74,660

      1,000    Cameron International Corp.*                           53,050

      2,500    Diamond Offshore Drilling, Inc.                       199,850

      2,500    Rowan Companies, Inc.                                  83,000

      4,500    Schlumberger Ltd.                                     284,220

      3,000    Smith International, Inc.                             123,210

      1,500    Transocean Inc.*                                      121,335

      2,000    Veritas DGC Inc.*                                     171,260

                                                           -----------------
                                                                   1,110,585

        Engineering/Construction-0.2%
      1,000    Fluor Corp.                                            81,650


        Entertainment/Media-1.7%
     10,500    The Walt Disney Co.                                   359,835

      1,000    GameStop Corp.*                                        55,110

      1,500    International Game Technology                          69,300

      5,000    Time Warner Inc.                                      108,900

                                                           -----------------
                                                                     593,145

        Financial Services-9.2%
      4,000    American Express Co.                                  242,680

      1,500    Bear Stearns Companies Inc.                           244,170

      5,000    E*TRADE Financial Corp.*                              112,100

      2,500    Goldman Sachs Group, Inc.                             498,375

      4,000    Lehman Brothers Holdings Inc.                         312,480

      1,500    MasterCard, Inc.                                      147,735

      9,500    Merrill Lynch & Co., Inc.                             884,450

      4,500    Morgan Stanley                                        366,435

      2,500    NYSE Group Inc.*                                      243,000

      5,500    Charles Schwab Corp.                                  106,370

                                                           -----------------
                                                                   3,157,795

        Food Wholesalers-0.2%
      2,000    Sysco Corp.                                            73,520


        Foods-0.5%
      3,500    H.J. Heinz Co.                                        157,535


        Gold & Silver-0.1%
      1,000    Newmont Mining Corp.                                   45,150


        Health Maintenance Organizations-1.5%
      2,000    CIGNA Corp.                                           263,140

      1,500    UnitedHealth Group Inc.                                80,595

      1,500    Universal Health Services, Inc. Cl B                   83,145

      1,000    WellCare Health Plans Inc.*                            68,900

                                                           -----------------
                                                                     495,780

        Hotel-1.8%
      6,500    Hilton Hotels Corp.                                   226,850

      1,000    Loews Corp.                                            41,470

      4,500    Marriott International, Inc.                          214,740

      2,000    Starwood Hotels & Resorts Worldwide, Inc.             125,000

                                                           -----------------
                                                                     608,060

        Household Products-0.3%
      1,500    Colgate-Palmolive Co.                                  97,860


        Industrial Metals & Minerals-0.2%
      2,000    Peabody Energy Corp.                                   80,820


        Insurance-1.2%
      2,000    American International Group, Inc.                    143,320

      2,666    China Life Insurance Co., Ltd. ADR                    134,660

      2,000    Lincoln National Corp.                                132,800

                                                           -----------------
                                                                     410,780

        Integrated Oil & Gas-1.0%
      2,000    Chevron Corp.                                         147,060

      1,500    ConocoPhillips                                        107,925

      1,000    Exxon Mobil Corp.                                      76,630

                                                           -----------------
                                                                     331,615

        Internet Information Providers-2.6%
      1,950    Google Inc.*                                          897,936


        Internet Software & Services-0.7%
     10,000    Redback Networks Inc.*                                249,400


        Machinery-1.4%
      2,000    Caterpillar Inc.                                      122,660

      1,500    Ingersoll-Rand Company Ltd.                            58,695

      4,500    Joy Global Inc.                                       217,530

      1,000    Terex Corp.*                                           64,580

                                                           -----------------
                                                                     463,465

        Medical Services-0.5%
      1,500    Humana Inc.*                                           82,965

      1,000    WellPoint Inc.*                                        78,690

                                                           -----------------
                                                                     161,655

        Medical Supplies-0.2%
      1,000    Johnson & Johnson                                      66,020


        Natural Gas-0.9%
      2,500    Devon Energy Corp.                                    167,700

      1,000    EOG Resources, Inc.                                    62,450

      2,000    Southwestern Energy Co.*                               70,100

                                                           -----------------
                                                                     300,250

        Oil & Gas Refining & Marketing-0.3%
      1,000    Tesoro Corp.                                           65,770

      1,000    Valero Energy Corp.                                    51,160

                                                           -----------------
                                                                     116,930

        Recreation-2.3%
      2,000    Harley-Davidson, Inc.                                 140,940

      1,000    Las Vegas Sands Corp.*                                 89,480

      6,500    Mattel, Inc.                                          147,290

      5,500    MGM MIRAGE*                                           315,425

      1,000    Wynn Resorts, Ltd.                                     93,850

                                                           -----------------
                                                                     786,985

        Restaurants-1.0%
      3,500    McDonald's Corp.                                      155,155

      2,000    Papa John's International, Inc.*                       58,020

      2,000    Yum! Brands, Inc.                                     117,600

                                                           -----------------
                                                                     330,775

        Retail-Specialty-7.6%
      1,500    Amazon.com, Inc.*                                      59,190

      5,250    American Eagle Outfitters, Inc.                       163,852

      3,000    Bed Bath & Beyond Inc.*                               114,300

      8,000    Best Buy Co., Inc.                                    393,520

      2,000    Chico's FAS, Inc.*                                     41,380

      8,500    Coach, Inc.*                                          365,160

      5,000    eBay Inc.*                                            150,350

        500    Limited Brands, Inc.                                   14,470

      3,500    NIKE, Inc. Cl B                                       346,605

      2,000    Office Depot, Inc.*                                    76,340

      3,000    Ross Stores, Inc.                                      87,900

      3,000    Staples, Inc.                                          80,100

      7,000    Starbucks Corp.*                                      247,940

      6,000    Tiffany & Co.                                         235,440

      5,000    Whole Foods Market, Inc.                              234,650

                                                           -----------------
                                                                   2,611,197

        Retail Stores-4.6%
      4,500    Costco Wholesale Corp.                                237,915

      5,000    J.C. Penney Company, Inc.                             386,800

      3,500    Kohl's Corp.*                                         239,505

     10,000    Nordstrom, Inc.                                       493,400

      4,000    Target Corp.                                          228,200

                                                           -----------------
                                                                   1,585,820

        Semiconductor Capital Spending-1.1%
      4,500    KLA-Tencor Corp.                                      223,875

      2,500    Novellus Systems, Inc.*                                86,050

      1,500    Varian Semiconductor Equipment
                  Associates, Inc.*                                   68,280

                                                           -----------------
                                                                     378,205

        Semiconductors-0.8%
      1,000    Lam Research Corp.*                                    50,620

      5,500    NVIDIA Corp.*                                         203,555

                                                           -----------------
                                                                     254,175

        Services-2.5%
      3,000    FedEx Corp.                                           325,860

      1,000    Monster Worldwide Inc.*                                46,640

      5,500    Priceline.com Inc.*                                   239,855

      3,000    United Parcel Service, Inc. Cl B                      224,940

                                                           -----------------
                                                                     837,295

        System Software-0.2%
      1,500    Infosys Technologies Ltd. SP-ADR                       81,840


        Telecommunications-0.2%
      2,000    AT&T Inc.                                              71,500


        Telephone Services-0.7%
      2,000    Telefonos de Mexico SA de CV - SP-ADR                  56,520

      5,500    Time Warner Telecom Inc.*                             109,615

      2,000    Verizon Communications Inc.                            74,480

                                                           -----------------
                                                                     240,615

        Wireless Communication-3.8%
      6,000    China Mobile Ltd. SP-ADR                              259,320

      9,000    Motorola, Inc.                                        185,040

      5,500    Nokia Corp. SP-ADR                                    111,760

      2,600    Research In Motion Ltd.*                              332,228

      2,500    Vimpel-Communications SP-ADR*                         197,375

      7,500    Vodafone Group PLC - SP-ADR                           208,350

                                                           -----------------
                                                                   1,294,073

                                                           -----------------
               Total common stocks                                24,055,266
		(Cost $21,486,517)

SHORT-TERM INVESTMENTS-30.0% (A)

        U.S. Treasury Securities-17.5%
 $6,000,000    U.S. Treasury Bill, 4.66%, due 1/25/07              5,981,360

                                                           -----------------
               Total U.S. treasury securities                      5,981,360
		(Cost $5,981,360)

        Variable Rate Demand Notes-12.5%
  1,189,638    American Family Financial Services, 4.98%           1,189,638

  1,700,000    U.S. Bank, N.A., 5.10%                              1,700,000

  1,400,000    Wisconsin Corporate Central Credit Union, 5.02%     1,400,000

                                                           -----------------
               Total variable rate demand notes                    4,289,638
		(Cost $4,289,638)
                                                           -----------------
               Total short-term investments                       10,270,998
		(Cost $10,270,998)
                                                            ----------------
               Total investments-100.4%                           34,326,264
               (Cost $31,757,515)

               Liabilities, less cash and
                receivables-(0.4%) (A)                              (135,252)
                                                           -----------------
               TOTAL NET ASSETS-100.0%                           $34,191,012
                                                           =================

           *  Non-income producing security.

          (A) Percentages for the various classifications relate to net assets.

           ADR-American Depositary Receipt




				Reynolds Opportunity Fund
                                 SCHEDULE OF INVESTMENTS
                                    December 31, 2006
                                       (Unaudited)


SHARES OR PRINCIPAL AMOUNT                                           VALUE
-------------------------------------------------------------------------------

COMMON STOCKS-76.0% (A)

        Advertising-0.5%
      2,000    ValueClick, Inc.*                                     $47,260


        Airlines/Aerospace-1.7%
      2,000    AMR Corp.*                                             60,460

      1,000    Boeing Co.                                             88,840

                                                           -----------------
                                                                     149,300

        Apparel-4.7%
      1,500    The Buckle, Inc.                                       76,275

      1,500    Crocs, Inc.*                                           64,800

      1,000    Deckers Outdoor Corp.*                                 59,950

      1,000    Gymboree Corp.*                                        38,160

      2,500    Pacific Sunwear of California, Inc.*                   48,950

      1,000    Phillips-Van Heusen Corp.                              50,170

      1,000    Polo Ralph Lauren Corp.                                77,660

                                                           -----------------
                                                                     415,965

        Application Software-1.4%
      1,500    BMC Software, Inc.*                                    48,300

      4,500    Oracle Corp.*                                          77,130

                                                           -----------------
                                                                     125,430

        Automotive-0.6%
      1,000    CarMax, Inc.*                                          53,630


        Business Software & Services-2.2%
      2,500    Akamai Technologies, Inc.*                            132,800

      1,000    Digital River, Inc.*                                   55,790

                                                           -----------------
                                                                     188,590

        Cable TV/Broadcasting-0.6%
      2,000    Grupo Televisa S.A. SP-ADR                             54,020


        Chemicals-Specialty-0.8%
      1,500    International Flavors & Fragrances Inc.                73,740


        Communication Equipment-3.2%
      3,500    Corning Inc.*                                          65,485

      2,000    The DIRECTV Group, Inc.*                               49,880

      2,500    L.M. Ericsson Telephone Co. SP-ADR                    100,575

      6,500    Tellabs, Inc.*                                         66,690

                                                           -----------------
                                                                     282,630

        Computer & Peripherals-5.7%
      2,000    Apple Computer, Inc.*                                 169,680

      1,000    International Business Machines Corp.                  97,150

      1,000    Komag, Inc.*                                           37,880

      2,500    Network Appliance, Inc.*                               98,200

      5,500    SimpleTech, Inc.*                                      69,740

      5,000    Sun Microsystems, Inc.*                                27,100

                                                           -----------------
                                                                     499,750

        Computer Networking-2.0%
      2,600    Cisco Systems Inc.*                                    71,058

      3,000    WebEx Communications, Inc.*                           104,670

                                                           -----------------
                                                                     175,728

        Electronics-2.1%
     19,000    GigaMedia Ltd.*                                       185,630


        Energy-Services-1.0%
      1,000    Veritas DGC Inc.*                                      85,630


        Entertainment/Media-1.1%
      1,500    The Walt Disney Co.                                    51,405

      1,000    International Game Technology                          46,200

                                                           -----------------
                                                                      97,605

        Financial Services-8.3%
      2,000    American Express Co.                                  121,340

      2,500    E*TRADE Financial Corp.*                               56,050

      1,000    Lehman Brothers Holdings Inc.                          78,120

      1,000    MasterCard, Inc.                                       98,490

      2,000    Merrill Lynch & Co., Inc.                             186,200

      2,000    Morgan Stanley                                        162,860

      1,500    TD Ameritrade Holding Corp.                            24,270

                                                           -----------------
                                                                     727,330

        Insurance-1.5%
      2,666    China Life Insurance Co., Ltd. ADR                    134,660


        Integrated Oil & Gas-0.5%
      1,500    Chesapeake Energy Corp.                                43,575


        Internet Information Providers-2.1%
        400    Google Inc.*                                          184,192


        Internet Software & Services-5.5%
      9,000    Red Hat, Inc.*                                        207,000

     11,000    Redback Networks Inc.*                                274,340

                                                           -----------------
                                                                     481,340

        Natural Gas-0.6%
      1,500    Southwestern Energy Co.*                               52,575


        Recreation-1.0%
      1,500    MGM MIRAGE*                                            86,025


        Restaurants-3.0%
      1,500    Bob Evans Farms, Inc.                                  51,330

      1,000    Jack in the Box Inc.*                                  61,040

      1,500    McDonald's Corp.                                       66,495

      1,500    Yum! Brands, Inc.                                      88,200

                                                           -----------------
                                                                     267,065

        Retail-Specialty-7.5%
      2,000    Amazon.com, Inc.*                                      78,920

      1,500    American Eagle Outfitters, Inc.                        46,815

      2,000    Best Buy Co., Inc.                                     98,380

      2,000    Chico's FAS, Inc.*                                     41,380

      1,500    Coach, Inc.*                                           64,440

      1,000    Dick's Sporting Goods, Inc.*                           48,990

      4,000    eBay Inc.*                                            120,280

      4,000    PC Connection, Inc.*                                   59,320

      1,500    Ross Stores, Inc.                                      43,950

      1,500    Starbucks Corp.*                                       53,130

                                                           -----------------
                                                                     655,605

        Retail Stores-4.4%
      1,000    Costco Wholesale Corp.                                 52,870

      1,000    J.C. Penney Company, Inc.                              77,360

      1,500    Kohl's Corp.*                                         102,645

      2,000    Nordstrom, Inc.                                        98,680

      1,000    Target Corp.                                           57,050

                                                           -----------------
                                                                     388,605

        Semiconductors-4.3%
      1,500    Broadcom Corp.*                                        48,465

      2,000    Lam Research Corp.*                                   101,240

      3,000    NVIDIA Corp.*                                         111,030

      4,000    Texas Instruments Inc.                                115,200

                                                           -----------------
                                                                     375,935

        Services-2.5%
        500    FedEx Corp.                                            54,310

      2,000    Monster Worldwide Inc.*                                93,280

      1,000    United Parcel Service, Inc. Cl B                       74,980

                                                           -----------------
                                                                     222,570

        System Software-0.9%
      1,500    Infosys Technologies Ltd. SP-ADR                       81,840


        Telephone Services-1.1%
      5,000    Time Warner Telecom Inc.*                              99,650


        Wireless Communication-5.2%
     10,500    Brightpoint, Inc.*                                    141,225

      1,000    China Mobile Ltd. SP-ADR                               43,220

      1,500    Research In Motion Ltd.*                              191,670

      1,000    Vimpel-Communications SP-ADR*                          78,950

                                                           -----------------
                                                                     455,065

                                                           -----------------
               Total common stocks                                 6,690,940
		(Cost $4,476,057)


SHORT-TERM INVESTMENTS-24.7% (A)

        U.S. Treasury Securities-12.5%
 $1,100,000    U.S. Treasury Bill, 4.66%, due 1/25/07              1,096,583

                                                           -----------------
               Total U.S. treasury securities                      1,096,583
		(Cost $1,096,583)

        Variable Rate Demand Notes-12.2%
    278,848    American Family Financial Services, 4.98%             278,848

    400,000    U.S. Bank, N.A., 5.10%                                400,000

    400,000    Wisconsin Corporate Central Credit Union, 5.02%       400,000

                                                           -----------------
               Total variable rate demand notes                    1,078,848
		(Cost $1,078,848)
                                                           -----------------
               Total short-term investments                        2,175,431
               (Cost $2,175,431)
                                                            ----------------
               Total investments-100.7%                            8,866,371
		(Cost $6,651,488)

               Liabilities, less cash and
                receivables-(0.7%) (A)                               (62,347)
                                                           -----------------
               TOTAL NET ASSETS-100.0%                            $8,804,024
                                                           =================

           *  Non-income producing security.

	  (A) Percentages for the various classifications relate to net assets.

           ADR-American Depositary Receipt



					Reynolds Fund
                                   SCHEDULE OF INVESTMENTS
                                      December 31, 2006
                                         (Unaudited)


SHARES OR PRINCIPAL AMOUNT                                          VALUE
------------------------------------------------------------------------------

COMMON STOCKS-74.0% (A)

        Advertising-0.5%
      2,000    ValueClick, Inc.*                                     $47,260


        Airlines/Aerospace-1.6%
      1,000    Boeing Co.                                             88,840

      1,000    United Technologies Corp.                              62,520

                                                           -----------------
                                                                     151,360

        Apparel-1.9%
      1,500    Charlotte Russe Holding Inc.*                          46,125

      1,000    Deckers Outdoor Corp.*                                 59,950

      1,000    Polo Ralph Lauren Corp.                                77,660

                                                           -----------------
                                                                     183,735

        Application Software-1.7%
      2,000    Microsoft Corp.                                        59,720

      4,000    Oracle Corp.*                                          68,560

      2,000    Symantec Corp.*                                        41,700

                                                           -----------------
                                                                     169,980

        Biotechnology-0.4%
      3,000    American Oriental Bioengineering, Inc.*                35,010


        Building-0.5%
      1,500    Lowe's Companies, Inc.                                 46,725


        Cable TV/Broadcasting-1.1%
      5,000    News Corp.                                            107,400


        Capital Equipment-0.6%
      1,000    Rockwell Automation Inc.                               61,080


        Chemicals-Specialty-1.7%
      1,500    International Flavors & Fragrances Inc.                73,740

      2,000    OM Group, Inc.*                                        90,560

                                                           -----------------
                                                                     164,300

        Communication Equipment-3.0%
      3,000    C-COR Inc.*                                            33,420

      3,500    The DIRECTV Group, Inc.*                               87,290

      3,000    L.M. Ericsson Telephone Co. SP-ADR                    120,690

     16,000    Finisar Corp.*                                         51,680

                                                           -----------------
                                                                     293,080

        Computer & Peripherals-6.2%
      3,000    Apple Computer, Inc.*                                 254,520

      2,000    Dell Inc.*                                             50,180

      3,000    Hewlett-Packard Co.                                   123,570

      1,000    International Business Machines Corp.                  97,150

      1,500    Network Appliance, Inc.*                               58,920

      4,000    Sun Microsystems, Inc.*                                21,680

                                                           -----------------
                                                                     606,020

        Computer Networking-0.2%
      1,000    Juniper Networks, Inc.*                                18,940


        Drugs-0.7%
      1,500    Merck & Co. Inc.                                       65,400


        Electronics-1.0%
     10,500    GigaMedia Ltd.*                                       102,585


        Energy-Services-3.2%
      1,000    Diamond Offshore Drilling, Inc.                        79,940

      1,000    Schlumberger Ltd.                                      63,160

      1,000    Transocean Inc.*                                       80,890

      1,000    Veritas DGC Inc.*                                      85,630

                                                           -----------------
                                                                     309,620

        Entertainment/Media-1.4%
      4,000    The Walt Disney Co.                                   137,080


        Financial Services-8.0%
        600    Goldman Sachs Group, Inc.                             119,610

      1,000    Lehman Brothers Holdings Inc.                          78,120

      1,500    Mellon Financial Corp.                                 63,225

      3,000    Merrill Lynch & Co., Inc.                             279,300

      3,000    Morgan Stanley                                        244,290

                                                           -----------------
                                                                     784,545

        Hotel-1.7%
      3,500    Hilton Hotels Corp.                                   122,150

      1,000    Marriott International, Inc.                           47,720

                                                           -----------------
                                                                     169,870

        Insurance-3.3%
      3,999    China Life Insurance Co., Ltd. ADR                    201,989

      4,000    Tower Group, Inc.                                     124,280

                                                           -----------------
                                                                     326,269

        Internet Information Providers-3.2%
      6,500    CDC Corp.*                                             61,750

        400    Google Inc.*                                          184,192

      2,500    Yahoo! Inc.*                                           63,850

                                                           -----------------
                                                                     309,792

        Internet Software & Services-1.4%
      1,000    F5 Networks, Inc.*                                     74,210

      2,500    Redback Networks Inc.*                                 62,350

                                                           -----------------
                                                                     136,560

        Machinery-0.6%
      1,000    Caterpillar Inc.                                       61,330


        Natural Gas-0.5%
      1,500    Southwestern Energy Co.*                               52,575


        Oil & Gas Refining & Marketing-1.2%
      1,000    Tesoro Corp.                                           65,770

      1,000    Valero Energy Corp.                                    51,160

                                                           -----------------
                                                                     116,930

        Recreation-2.9%
      1,000    Harley-Davidson, Inc.                                  70,470

        500    Mattel, Inc.                                           11,330

      1,500    MGM MIRAGE*                                            86,025

     11,000    Smith & Wesson Holding Corp.*                         113,740

                                                           -----------------
                                                                     281,565

        Restaurants-3.2%
      1,500    McDonald's Corp.                                       66,495

      2,500    P.F. Chang's China Bistro, Inc.*                       95,950

      2,500    Yum! Brands, Inc.                                     147,000

                                                           -----------------
                                                                     309,445

        Retail-Specialty-6.3%
      1,000    Best Buy Co., Inc.                                     49,190

      2,000    Chico's FAS, Inc.*                                     41,380

      3,000    Coach, Inc.*                                          128,880

      2,000    eBay Inc.*                                             60,140

      1,000    NIKE, Inc. Cl B                                        99,030

      3,000    Starbucks Corp.*                                      106,260

      1,000    Tiffany & Co.                                          39,240

      2,000    Whole Foods Market, Inc.                               93,860

                                                           -----------------
                                                                     617,980

        Retail Stores-1.8%
      2,000    Costco Wholesale Corp.                                105,740

      1,500    Nordstrom, Inc.                                        74,010

                                                           -----------------
                                                                     179,750

        Semiconductor Capital Spending-0.8%
      1,500    KLA-Tencor Corp.                                       74,625


        Semiconductors-5.0%
      2,500    Lam Research Corp.*                                   126,550

      4,000    Lattice Semiconductor Corp.*                           25,920

      5,000    NVIDIA Corp.*                                         185,050

      8,000    Rambus Inc.*                                          151,440

                                                           -----------------
                                                                     488,960

        Services-1.8%
      2,000    Sabre Holdings Corp.                                   63,780

      1,500    United Parcel Service, Inc. Cl B                      112,470

                                                           -----------------
                                                                     176,250

        Steels-0.6%
      1,000    Nucor Corp.                                            54,660


        System Software-0.6%
      1,000    Infosys Technologies Ltd. SP-ADR                       54,560


        Wireless Communication-5.4%
      2,000    China Mobile Ltd. SP-ADR                               86,440

      4,000    Motorola, Inc.                                         82,240

      2,500    Nokia Corp. SP-ADR                                     50,800

      1,500    Research In Motion Ltd.*                              191,670

      1,500    Vimpel-Communications SP-ADR*                         118,425

                                                           -----------------
                                                                     529,575
                                                           -----------------
               Total common stocks                                 7,224,816
		(Cost 6,719,561)

SHORT-TERM INVESTMENTS-26.3% (A)

        U.S. Treasury Securities-15.3%
 $1,500,000    U.S. Treasury Bill, 4.66%, due 1/25/07              1,495,340

                                                           -----------------
               Total U.S. treasury securities                      1,495,340
		(Cost $1,495,340)

        Variable Rate Demand Notes-11.0%
    166,692    American Family Financial Services, 4.98%             166,692

    450,000    U.S. Bank, N.A., 5.10%                                450,000

    450,000    Wisconsin Corporate Central Credit Union, 5.02%       450,000

                                                           -----------------
               Total variable rate demand notes                    1,066,692
		(Cost $1,066,692)
                                                           -----------------
               Total short-term investments                        2,562,032
		(Cost $2,562,032)
                                                           -----------------
               Total investments-100.3%                            9,786,848
               (Cost $9,281,593)

               Liabilities, less cash and
                receivables-(0.3%) (A)                               (29,807)
                                                           -----------------
               TOTAL NET ASSETS-100.0%                            $9,757,041
                                                           =================

           *  Non-income producing security.

          (A) Percentages for the various classifications relate to net assets.

  	   ADR-American Depositary Receipt




As of December 31, 2006, investment cost for federal tax purposes and the tax components of unrealized appreciation/depreciation were as follows:


								      Net
				     Gross   	     Gross	      Unrealized
		     Cost of	     Unrealized	     Unrealized	      Appreciation/
 		     Investments     Appreciation    Depreciation     (Depreciation)
		     -----------     ------------    ------------     --------------

Reynolds Blue Chip   $ 31,819,452    $2,816,582      $  309,770       $  2,506,812
  Growth Fund

Reynolds Opportunity    6,665,578     2,215,773          14,980          2,200,793
  Fund

Reynolds Fund		9,313,685       667,868         194,705            473,163



THE PORTFOLIOS OF INVESTMENTS SHOULD BE READ IN CONJUNCTION WITH THE FINANCIAL STATEMENTS AND NOTES TO FINANCIAL STATEMENTS WHICH ARE INCLUDED IN THE FUND'S AUDITED ANNUAL REPORT OR SEMI-ANNUAL REPORT. THESE REPORTS INCLUDE ADDITIONAL INFORMATION ABOUT THE FUND'S SECURITY VALUATION POLICIES AND ABOUT CERTAIN SECURITY TYPES INVESTED IN BY THE FUNDS.



Item 2. Controls and Procedures.

(a) The Registrant's President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the "1940 Act")) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b) There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last N-Q fiscal quarter filing that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.




Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)). Filed herewith.



SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

     (Registrant) Reynolds Funds, Inc.
                   -------------------

     By (Signature and Title)   /s/ Frederick L. Reynolds
                               ---------------------------
                                Frederick L. Reynolds, President

     Date  2/22/07
           --------------

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

     By (Signature and Title)       /s/ Frederick L. Reynolds
                                   ---------------------------
                                    Frederick L. Reynolds, President

     Date  2/22/07
           --------------

     By (Signature and Title)       /s/ Frederick L. Reynolds
                                   ------------------------
 			            Frederick L. Reynolds, Treasurer

     Date  2/22/07
           --------------